SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) (Parenthetical) - USD ($)	6 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Notes and other explanatory information [abstract]
Preferred shares	$ 3,539,648	[1]	$ 5,044,000	[1]	$ 4,101,000	[2]	$ (1,841,000)	[2]
Convertible loan percentage	8.00%				8.00%		8.00%
Convertible loan	$ 4,350,000		3,350,000		$ 3,350,000		$ 3,250,000
Loss on fair value of convertible notes	$ 274,000	[3]	$ 126,000	[3]	$ 374,000	[4]	19,000	[4]
Preferred shares, loss							$ 1,841,000

[1]	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $3,539,648 for the period ended 30 September 2024 (30 September 2023: a gain of $5,044,000).
[2]	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4,101,000 for the year ended 31 March 2024 (2023: loss of $1,841,000).
[3]	The Group has issued 8% convertible loan notes. At 30 September 2024, there were $4,350,000 notes outstanding (30 September 2023: $3,350,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $274,000 during the period ended 30 September 2024 (30 September 2023: loss of $126,000).
[4]	During the year ended 31 March 2024 and 2023, the Group issued 8% convertible loan notes. At 31 March 2024, there were outstanding notes with aggregate face values of $3,350,000 (2023: $3,250,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $374,000 for the year ended 31 March 2024 (2023: loss of $19,000).